Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Summary of Accounts, Notes, Loans and Financing Receivable
The following table presents loan principal and accrued interests as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	RMB	RMB
Loans receivable	3,675,492	4,418,011
Less: allowance for loan losses	(154,420)	(218,366)

Loans receivable, net	3,521,072	4,199,645

Summary of Financing Receivable Past Due
The following table presents the aging of loans as of December 31, 2023 and 2024:

	0-30 days past due	31-60 days past due	61-90 days past due	Over 90 days past due	Total amount past due	Current	Total loans
December 31, 2023 (RMB)	39,609	21,041	17,651	81,659	159,960	3,515,532	3,675,492
December 31, 2024 (RMB)	49,331	36,140	34,452	93,914	213,837	4,204,174	4,418,011

Summary of Financing Receivable Allowance for Credit Loss
Movement of allowance for loan losses is as follows:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of year	(65,117)	(102,359)	(154,420)
Provisions for loan losses	(194,272)	(234,599)	(296,528)
Write-off	157,030	182,538	232,582

Balance at end of year	(102,359)	(154,420)	(218,366)